CONSOLIDATED STATEMENTS OF EARNINGS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Apr. 01, 2012	Mar. 27, 2011	Mar. 28, 2010
Revenues
Restaurant sales	$ 350,374	$ 325,921	$ 311,797
Franchise fees and royalties	1,703	1,719	1,727
Total revenues	352,077	327,640	313,524
Costs and Expenses
Cost of food and beverage sales	87,144	79,810	74,759
Restaurant operating expenses	222,576	209,416	208,486
Restaurant opening costs		8	1,045
General and administrative expenses	35,200	36,373	24,625
Impairment charges	2,625		12,347
Total operating expenses	347,545	325,607	321,262
Income (loss) from operations	4,532	2,033	(7,738)
Interest expense, net	(448)	(1,368)	(2,020)
Income (loss) before income taxes	4,084	665	(9,758)
Income tax provision (benefit)	87	(670)	(815)
Net Income (Loss)	3,997	1,335	(8,943)
Less: accretion of preferred stock issuance costs and preferred stock dividends	440	1,084	1,085
Net income (loss) attributable to common stockholders	$ 3,557	$ 251	$ (10,028)
Earnings (Loss) Per Share
Basic earnings (loss) per common share	$ 0.21	$ 0.02	$ (0.65)
Diluted earnings (loss) per common share	$ 0.21	$ 0.02	$ (0.65)
Basic weighted average shares outstanding	17,190	15,581	15,388
Diluted weighted average shares outstanding	17,239	15,612	15,388